Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income/(loss) before taxes
in	2023		2022	2021
Net revenues (CHF million)
Wealth Management	3,058		4,904	5,549
Swiss Bank	3,515		4,228	4,457
Asset Management	659		1,214	1,352
Non-core and Legacy (including Investment Bank)	(1,185)		4,635	11,347
Corporate Center	14,586		(61)	(9)
Adjustments [1]	(743)	[2]	293	346
Net revenues	19,890		15,213	23,042
Income/(loss) before taxes (CHF million)
Wealth Management	(3,206)		427	1,513
Swiss Bank	180		1,579	1,981
Asset Management	(1,432)		202	372
Non-core and Legacy (including Investment Bank)	(11,855)		(5,323)	(4,249)
Corporate Center	14,075		(144)	(218)
Adjustments [1]	(1,022)	[2]	(72)	510
Income/(loss) before taxes	(3,260)		(3,331)	(91)
1 Adjustments represent certain consolidating entries, including those relating to entities that are managed but are not owned or wholly owned by the Bank.
2 Includes a gain of CHF 894 million from the write-down of additional tier 1 capital notes relating to Credit Suisse Group AG.
Total assets
end of	2023	2022
Total assets (CHF million)
Wealth Management	86,484	120,524
Swiss Bank	183,724	197,303
Asset Management	1,626	3,091
Non-core and Legacy (including Investment Bank)	108,837	184,951
Corporate Center	74,190	25,488
Adjustments [1]	(2,354)	(1,318)
Total assets	452,507	530,039
1 Adjustments represent certain consolidating entries, including those relating to entities that are managed but are not owned or wholly owned by the Bank.

Net revenues and income/(loss) from continuing operations before taxes and total assets by geographic location
Net revenues and income/(loss) before taxes by geographical location
in	2023	2022	2021
Net revenues (CHF million)
Switzerland	17,210	7,154	8,382
EMEA	(1,488)	523	2,916
Americas	4,270	6,134	8,896
Asia Pacific	(102)	1,402	2,848
Net revenues	19,890	15,213	23,042
Income/(loss) before taxes (CHF million)
Switzerland	6,689	543	1,659
EMEA	(5,891)	(2,907)	(5,554)
Americas	(1,312)	374	3,574
Asia Pacific	(2,746)	(1,341)	230
Income/(loss) before taxes	(3,260)	(3,331)	(91)
The designation of net revenues and income/(loss) before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Bank is managed.
Total assets by geographical location
end of	2023	2022
Total assets (CHF million)
Switzerland	218,948	201,752
EMEA	74,240	93,767
Americas	123,327	181,228
Asia Pacific	35,992	53,292
Total assets	452,507	530,039
The designation of total assets by region is based upon customer domicile.